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Federated Investors

World Utility
Fund

Annual Report
November 30, 1995

Established 1994

Equity

President's Message

Dear Shareholder:

I am pleased to present the Annual Report for Federated World Utility Fund, formerly, World Utility Fund, which covers the twelve-month period ended November 30, 1995.

This report begins with an interview with portfolio manager Michael J. Donnelly, Assistant Vice President, Federated Global Research Corp. Following the interview are investment illustrations showing the fund's performance. I urge you to review the fund's holdings of good dividend-paying utility corporations as well as the fund's investments around the world. The fund's holdings highlight the income and growth opportunities in our diversified portfolio of income-producing stocks issued by utilities in key regions around the world and the U.S. The fund's financial statements are also published.

Consistent with a favorable environment for utilities worldwide, your fund delivered strong performance during the reporting period. The fund's Class A Shares posted a total return for the 12-month period ended November 30, 1995 of 17.94% based on net asset value. The fund's Fortress Shares achieved a total return of 17.79% based on net asset value.* This report also contains information for Class B Shares and Class C Shares, which were introduced in July, 1995.

For the twelve-month period, the share price increased 13%. This increase was due to a large extent to the reduction in U.S. interest rates. Of course, selection within the utility sectors helped as electric and gas issues performed well. We are optimistic about international utility prospects as the world population benefits from the vital services utilities provide.

Dividends paid per share during the reporting period totaled $0.40 for Class A Shares and $0.38 for Fortress Shares. At the end of the period, the fund's net assets stood at $16.3 million.

The positive performance of your investment in Federated World Utility Fund should help you consider adding to your account and reinvesting your earnings. In this manner you can enjoy the benefit of compounding your monthly dividends in additional shares.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares and Fortress Shares were 11.49% and 15.52%, respectively

As always, we welcome your comments and suggestions. Remember, Federated World Utility Fund puts a world of investments in your portfolio.

Sincerely,
/s/ Richard B. Fisher
Richard B. Fisher
President
January 15, 1996


Management Discussion and Analysis

Michael J. Donnelly
Assistant Vice President
Federated Global
Research Corp.

Q How did the global utilities market perform during the year ended November 30, 1995?

A The global utilities market, as measured by the Financial Times/Standard & Poor's Global Utility Index,* achieved a total return of 17.23% for the twelve-month period. Throughout 1995, this Index has been propelled by its weightings in Belgium, Germany, Spain, and Sweden. Utilities in these markets have reacted most favorably to the decline in European bond yields.

Lower U.S. interest rates also contributed to the fund's total return of 17.94% based on net asset value as of November 30, 1995.** The fund also paid slightly more than 4% in dividends during the year. This income provided about 20% to 25% of the fund's total return. Shareholders benefited from a general decline in global interest rates combined with growing dividends in some key utility holdings.

Q The fund's assets are invested in income-producing utility stocks in key world regions: Asia, the United States, Other Americas, and Europe. How were the fund's assets allocated among these sectors as of November 30, 1995, and why?

A 48.59% of fund assets were invested in the U.S.; 20.89% in Europe; 13.90% in Other Americas (North and South America excluding the U.S.); and 16.62% in Asia.

Our strategy has always been to remain diversified globally in order to offer our shareholders the opportunity for a combination of capital growth from utilities in rapidly developing economies, and income from utilities in more mature markets.

During the year, the largest increase in regional weightings has been in Asia, with the single largest country increase occurring in Japan. Federated Global Research Corp. is optimistic about the prospects for earnings growth in Japan. Telephone companies leveraged to cellular

 *Financial Times/Standard & Poor's Global Utility Index is a representative global utility index compiled by the Financial Times, Goldman Sachs, and Standard & Poor's in conjuction with the British Institute of Actuaries. This index is unmanaged.

**Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


telecommunications have exciting opportunities for such growth. NTT and DDI are two such companies and make up a combined 4% of the fund's portfolio.

Our European exposure has grown over the course of 1995. The single largest area of growth has been in Spain, where we take an optimistic view towards the market over the short- to intermediate-term due to political changes, positive developments with regards to interest rates, and changes within the utility sector that will enhance shareholder value.

Included in the Other Americas weighting is a significant position invested in Latin America. Over the long-term, the growth prospects for Latin American economies and the quality companies operating within them appear to be very good.

Q The last report discussed how world utilities offer a prudent investment approach to long-term financial goals. Over the past several years, the world utilities market has outperformed the international stock market as measured by the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE")*--with less risk. Do you see continued positive opportunities in the world utility market, for the long-term?

A From January 1, 1986 until November 30, 1995, the global utility market as measured by the Financial Times/Standard & Poor's Global Utility Index has returned 270.81% on a cumulative basis, while the international stock market as measured by EAFE returned 254.87% on a cumulative basis. Global utility performance has been more stable: monthly returns have fluctuated slightly more than two-thirds as much as the monthly returns of the EAFE. This type of investment has offered less volatility and has produced excellent returns.**

 *Morgan Stanley Capital International Europe, Australia, and Far East Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. This index is unmanaged.

**Past performance is not indicative of future results. Investing in foreign securities involves additional risks such as currency fluctuation and increased volatility.

For the long-term, we see continued investment opportunities for several reasons. Global interest rates are on a downward trend, and this is positive for the generally higher yielding utility stocks. More importantly, in many nations, coordinated global and national economic growth is increasingly becoming the top priority of policy makers. The foundations for this growth often lie in the creation and expansion of the infrastructure, including power generation, transmission and distribution, and telecommunications networks. Furthermore, this kind of growth creates the need for increased use of natural resources such as water and natural gas. We see greater demand for utility services, which can often lead to attractive investment opportunities in utility markets worldwide.


Two Ways You May Seek to Invest for Success in
World Utility Fund

If you had made an initial investment of $2,000 in the Class A Shares of World Utility Fund on 4/22/94, reinvested your dividends and capital gains, and did not redeem any shares, your account would be worth $2,162 on 11/30/95. You would have earned a 4.97%* average annual total return for the 1-year investment lifespan.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends gaining the benefit of compounding at the same time.

As of 12/31/95, the Class A Shares' average annual one-year and since inception (4/22/94) total returns were 16.67% and 6.85% respectively. Class B Shares' since inception (7/27/95) total return was 2.99%. Class C Shares' since inception (7/27/95) total return was 7.41%. Fortress Shares' average annual one-year and since inception (4/22/94) total returns were 21.13% and 9.15%, respectively.*

GRAPHHIC REPRESENTATION OMITTED.  SEE APPENDIX "A"

*Total return represents the change in the value of an investment after reinvesting all income and capital gains, and taking into account the 5.50% sales charge applicable to Class A Shares, the 5.50% contingent deferred sales charge applicable to Class B Shares, the 1.00% contingent deferred sales charge to Class C Shares and the 1.00% sales charge and 1.00% contingent deferred sales charge applicable to Fortress Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.


World Utility Fund

One Step at a Time

$1,000 invested each year (reinvesting all dividends and capital gains) grew to $2,132.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of World Utility Fund on 4/22/94, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $2,000, but your account would have reached a total value of $2,132* by 11/30/95. You would have earned an average annual total return of 5.96%.

A practical investment plan helps you pursue long-term performance from utility securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX "B"

*No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

World Utility Fund--
(Class A Shares)

Growth of $10,000 Invested in World Utility Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the World Utility Fund (Class A Shares) (the "Fund") from April 22, 1994 (start of performance) to November 30, 1995 compared to the Standard and Poor's 500 Index (S&P 500)+ and the FT-Actuaries World Utility Index (FTWUI).+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX "C"

AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1995
1 Year                                       11.49%
Start of Performance (4/22/94)                4.97%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to October 1, 1994. As of October 1, 1994, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the FTWUI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects the maximum sales charge of 5.50% and any applicable contingent deferred sales charges.

 +The S&P 500 and the FTWUI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

World Utility Fund--
(Class B Shares)

Growth of $10,000 Invested in World Utility Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the World Utility Fund (Class B Shares) (the "Fund") from July 27, 1995 (start of performance) to November 30, 1995 compared to the Standard and Poor's 500 Index (S&P 500)+ and FT-Actuaries World Utility Index (FTWUI).+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX "D"

AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1995
Start of Performance (7/27/95)(cumulative)                (0.56%)

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 *Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the FTWUI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The S&P 500 and the FTWUI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.


World Utility Fund--
(Class C Shares)

Growth of $10,000 Invested in World Utility Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the World Utility Fund (Class C Shares) (the "Fund") from July 27, 1995 (start of performance) to November 30, 1995 compared to the Standard and Poor's 500 Index (S&P 500)+ and the FT-Actuaries World Utility Index (FTWUI).+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX "E"

AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1995
Start of Performance (7/27/95) (cumulative)                    3.87%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 *Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the FTWUI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The S&P 500 and the FTWUI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

World Utility Fund--
(Fortress Shares)

Growth of $10,000 Invested in World Utility Fund (Fortress Shares)

The graph below illustrates the hypothetical investment of $10,000 in the World Utility Fund (Fortress Shares) (the "Fund") from April 22, 1994 (start of performance) to November 30, 1995 compared to the Standard and Poor's 500 Index (S&P 500)+ and the FT-Actuaries World Utility Index (FTWUI).+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX "F"

AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1995
1 Year                                           15.52%
Start of Performance (4/22/94)                    7.32%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the FTWUI have been adjusted to reflect reinvestment of dividends on securities in the indices.

 **The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemption less than 4 years from the purchase date.

***Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  +The S&P 500 and the FTWUI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.


World Utility Fund
Portfolio of Investments
--------------------------------------------------------------------------------
November 30, 1995

   SHARES                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--77.3%
--------------------------------------------------------------------------------------------------
               UTILITY--48.3%
               -----------------------------------------------------------------------------------
       85,000  Australian Gas Light Co.                                                             $     298,389
               -----------------------------------------------------------------------------------
        5,700  CMS Energy Corp.                                                                           155,325
               -----------------------------------------------------------------------------------
       46,000  Central Costanera S.A.                                                                     143,578
               -----------------------------------------------------------------------------------
        7,000  Cinergy Corp.                                                                              206,500
               -----------------------------------------------------------------------------------
       11,000  Compania Boliviana de Energia Electrica                                                    297,000
               -----------------------------------------------------------------------------------
       10,600  DPL, Inc.                                                                                  254,400
               -----------------------------------------------------------------------------------
        9,000  DQE, Inc.                                                                                  259,875
               -----------------------------------------------------------------------------------
        5,000  Duke Power Co.                                                                             224,375
               -----------------------------------------------------------------------------------
        4,700  Empresa National, ADR                                                                      253,800
               -----------------------------------------------------------------------------------
        5,000  FPL Group, Inc.                                                                            216,875
               -----------------------------------------------------------------------------------
       90,000  Hong Kong Electric Holdings Ltd.                                                           301,943
               -----------------------------------------------------------------------------------
       41,000  Iberdrola SA                                                                               345,950
               -----------------------------------------------------------------------------------
        5,500  Illinova Corp.                                                                             156,063
               -----------------------------------------------------------------------------------
       10,000  (a)Korea Electric Power Corp., ADR                                                         242,500
               -----------------------------------------------------------------------------------
        3,000  Korea Electric Power Corp., ADR                                                             73,125
               -----------------------------------------------------------------------------------
       20,000  Midlands Electricity                                                                       283,834
               -----------------------------------------------------------------------------------
        9,000  NIPSCO Industries, Inc.                                                                    333,000
               -----------------------------------------------------------------------------------
       15,000  National Power Co. PLC, ADR                                                                172,500
               -----------------------------------------------------------------------------------
           40  Nippon Telegraph & Telephone Corp.                                                         326,683
               -----------------------------------------------------------------------------------
       10,000  Pacificorp                                                                                 196,250
               -----------------------------------------------------------------------------------
       10,000  Pinnacle West Capital Corp.                                                                272,500
               -----------------------------------------------------------------------------------
        8,000  Southern Co.                                                                               183,000
               -----------------------------------------------------------------------------------
       20,000  Southern Electric PLC                                                                      281,384
               -----------------------------------------------------------------------------------
       12,000  Southern Water PLC                                                                         122,627
               -----------------------------------------------------------------------------------
        7,000  Telecomunicacoes Brasileras, ADR                                                           344,903
               -----------------------------------------------------------------------------------
        8,000  Telefonica de Espana, ADR                                                                  332,000
               -----------------------------------------------------------------------------------
       10,100  Tokyo Electric Power                                                                       262,054
               -----------------------------------------------------------------------------------


World Utility Fund
--------------------------------------------------------------------------------

   SHARES                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               UTILITY--CONTINUED
               -----------------------------------------------------------------------------------
        9,300  Unicom Corp.                                                                         $     297,600
               -----------------------------------------------------------------------------------
       11,600  Utilicorp United, Inc.                                                                     323,350
               -----------------------------------------------------------------------------------
        7,200  Veba AG                                                                                    293,715
               -----------------------------------------------------------------------------------
       20,000  Welsh Water PLC                                                                            210,808
               -----------------------------------------------------------------------------------
       15,000  Westcoast Energy, Inc.                                                                     221,250
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    7,887,156
               -----------------------------------------------------------------------------------  -------------
               ENERGY MINERALS--4.2%
               -----------------------------------------------------------------------------------
        8,000  Repsol SA                                                                                  252,160
               -----------------------------------------------------------------------------------
        2,000  Royal Dutch Petroleum Co., ADR                                                             256,750
               -----------------------------------------------------------------------------------
        9,000  YPF Sociedad Anonima, ADR                                                                  175,500
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      684,410
               -----------------------------------------------------------------------------------  -------------
               FINANCE--2.5%
               -----------------------------------------------------------------------------------
        7,000  Meditrust, REIT                                                                            231,000
               -----------------------------------------------------------------------------------
       20,000  National Australia Bank, Ltd., Melbourne                                                   174,262
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      405,262
               -----------------------------------------------------------------------------------  -------------
               HEALTH CARE--1.7%
               -----------------------------------------------------------------------------------
        3,000  American Home Products Corp.                                                               273,750
               -----------------------------------------------------------------------------------  -------------
               MAJOR U.S. TELECOMMUNICATIONS--5.6%
               -----------------------------------------------------------------------------------
        7,000  AT&T Corp.                                                                                 462,000
               -----------------------------------------------------------------------------------
        4,000  BellSouth Corp.                                                                            155,500
               -----------------------------------------------------------------------------------
        7,000  GTE Corp.                                                                                  298,375
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      915,875
               -----------------------------------------------------------------------------------  -------------
               NATURAL GAS DISTRIBUTION--3.0%
               -----------------------------------------------------------------------------------
        8,000  Equitable Resources, Inc.                                                                  246,000
               -----------------------------------------------------------------------------------
        9,000  Pacific Enterprises                                                                        240,750
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      486,750
               -----------------------------------------------------------------------------------  -------------
               NON-UTILITY--3.2%
               -----------------------------------------------------------------------------------
           40  DDI Corp.                                                                                  321,572
               -----------------------------------------------------------------------------------


World Utility Fund

--------------------------------------------------------------------------------

  SHARES OR
   FOREIGN
  CURRENCY
 PAR AMOUNT                                                                                             VALUE
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               NON-UTILITY--CONTINUED
               -----------------------------------------------------------------------------------
       10,000  PT Telecom, Class CS, ADR                                                            $     210,000
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      531,572
               -----------------------------------------------------------------------------------  -------------
               OIL/GAS TRANSMISSION--4.4%
               -----------------------------------------------------------------------------------
        7,000  Enron Corp.                                                                                262,500
               -----------------------------------------------------------------------------------
        7,000  Enron Global Power & Pipelines, L.L.C.                                                     175,875
               -----------------------------------------------------------------------------------
        9,000  Sonat, Inc.                                                                                290,250
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      728,625
               -----------------------------------------------------------------------------------  -------------
               OTHER TELEPHONE/COMMUNICATIONS--1.6%
               -----------------------------------------------------------------------------------
        7,000  Telephone and Data System, Inc.                                                            266,875
               -----------------------------------------------------------------------------------  -------------
               TECHNOLOGY--2.8%
               -----------------------------------------------------------------------------------
        8,400  Nokia (AB), ADR                                                                            455,700
               -----------------------------------------------------------------------------------  -------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $11,307,143)                                       12,635,975
               -----------------------------------------------------------------------------------  -------------
CONVERTIBLE SECURITIES--17.0%
--------------------------------------------------------------------------------------------------
               UTILITY--8.7%
               -----------------------------------------------------------------------------------
        4,900  (b)Cointel, Telefonica de Argentina SA, PRIDES, $5.04                                      256,638
               -----------------------------------------------------------------------------------
      275,000  Compania de Telefonos, Conv. Bond, 4.50%, 1/15/2003                                        289,094
               -----------------------------------------------------------------------------------
       11,000  (b)Nacional Financiera, SNC, PRIDES                                                        378,125
               -----------------------------------------------------------------------------------
  385,000,000  Softe SA, Conv. Bond, 4.25%, 7/30/1998                                                     260,610
               -----------------------------------------------------------------------------------
      250,000  (b)Telekom Malaysia, Conv. Bond, 4.00%, 10/3/2004                                          238,125
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,422,592
               -----------------------------------------------------------------------------------  -------------
               BASIC INDUSTRY--1.6%
               -----------------------------------------------------------------------------------
        5,000  Reynolds Metals Co., PRIDES, $3.30                                                         262,500
               -----------------------------------------------------------------------------------  -------------
               CONSUMER DURABLES--1.2%
               -----------------------------------------------------------------------------------
       15,000  Kaufman & Broad Homes Corp., Conv. Pfd., Series B, $1.52                                   198,750
               -----------------------------------------------------------------------------------  -------------



World Utility Fund

--------------------------------------------------------------------------------

  SHARES OR
   FOREIGN
  CURRENCY
 PAR AMOUNT                                                                                             VALUE
-------------  -----------------------------------------------------------------------------------  -------------
CONVERTIBLE SECURITIES--CONTINUED
--------------------------------------------------------------------------------------------------
               CONSUMER NON-DURABLES--1.8%
               -----------------------------------------------------------------------------------
       49,750  RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                               $     292,281
               -----------------------------------------------------------------------------------  -------------
               FINANCE--2.7%
               -----------------------------------------------------------------------------------
   20,000,000  Bank of Tokyo Cayman Finance, Conv. Bond, 4.25%, 3/31/2049                                 252,088
               -----------------------------------------------------------------------------------
        3,500  Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                                     184,625
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      436,713
               -----------------------------------------------------------------------------------  -------------
               PRODUCER MANUFACTURING--1.0%
               -----------------------------------------------------------------------------------
       10,000  (b)Westinghouse Electric Corp., PEPS, Series C, $1.30                                      165,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL CONVERTIBLE SECURITIES (IDENTIFIED COST $2,797,884)                                2,777,836
               -----------------------------------------------------------------------------------  -------------
  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------                                                                                       -------------
(C) REPURCHASE AGREEMENTS--7.7%
--------------------------------------------------------------------------------------------------
$   1,255,000  J.P. Morgan Securities, Inc., 5.93%, dated 11/30/1995,
               due 12/1/1995 (at amortized cost)                                                        1,255,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $15,360,027)(D)                                   $  16,668,811
               -----------------------------------------------------------------------------------  -------------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $1,037,888 which represents 6.3% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $15,379,738. The net unrealized appreciation of investments on a federal tax basis amounts to $1,289,073 which is comprised of $1,549,499 appreciation and $260,426 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($16,345,120) at November 30, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PEPS--Participating Equity Preferred Stock
PLC--Public Limited Company
PRIDES-- Preferred Redeemable Increased Dividend Equity Securities

REIT--Real Estate Investment Trust
STRYPES-- Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)
World Utility Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
November 30, 1995

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $15,360,027 and tax cost $15,379,738)        $16,668,811
------------------------------------------------------------------------------------------------------
Cash                                                                                                         3,866
------------------------------------------------------------------------------------------------------
Income receivable                                                                                           58,941
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 297,998
------------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           28,127
------------------------------------------------------------------------------------------------------  ----------
    Total assets                                                                                        17,057,743
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $ 622,421
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     55,592
-------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                         847
-------------------------------------------------------------------------------------------
Accrued expenses                                                                                33,763
-------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                      712,623
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS for 1,491,382 shares outstanding                                                             $16,345,120
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $15,155,759
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                 1,309,739
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                            (262,580)
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        142,202
------------------------------------------------------------------------------------------------------  ----------
    Total Net Assets                                                                                    $16,345,120
------------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($8,875,228 / 809,669 shares outstanding)                                         $10.96
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/94.50 of $10.96)*                                                             $11.60
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share                                                                               $10.96
------------------------------------------------------------------------------------------------------  ----------
CLASS B SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,067,704 / 97,486 shares outstanding)                                          $10.95
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $10.95
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (94.50/100 of $10.95)**                                                       $10.35
------------------------------------------------------------------------------------------------------  ----------
CLASS C SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($373,777 / 34,133 shares outstanding)                                            $10.95
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $10.95
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $10.95)**                                                       $10.84
------------------------------------------------------------------------------------------------------  ----------
FORTRESS SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($6,028,411 / 550,094 shares outstanding)                                         $10.96
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/99.00 of $10.96)*                                                             $11.07
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $10.96)**                                                       $10.85
------------------------------------------------------------------------------------------------------  ----------


 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


World Utility Fund
Statement of Operations
--------------------------------------------------------------------------------
Year Ended November 30, 1995

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $19,001)                                                    $ 497,792
------------------------------------------------------------------------------------------------------
Interest                                                                                                   61,107
------------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                          558,899
------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $ 120,144
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      175,713
-------------------------------------------------------------------------------------------
Custodian fees                                                                                  59,666
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                        40,983
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        7,140
-------------------------------------------------------------------------------------------
Auditing fees                                                                                   13,665
-------------------------------------------------------------------------------------------
Legal fees                                                                                       8,151
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       34,279
-------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                        1,047
-------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                          502
-------------------------------------------------------------------------------------------
Distribution services fee--Fortress Shares                                                      13,444
-------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                        16,075
-------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                           349
-------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                           167
-------------------------------------------------------------------------------------------
Shareholder services fee--Fortress Shares                                                       13,444
-------------------------------------------------------------------------------------------
Share registration costs                                                                        46,748
-------------------------------------------------------------------------------------------
Printing and postage                                                                            49,304
-------------------------------------------------------------------------------------------
Insurance premiums                                                                               5,259
-------------------------------------------------------------------------------------------
Taxes                                                                                              228
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                   12,457
-------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                             618,765
-------------------------------------------------------------------------------------------
Waivers and reimbursements--
-------------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               ($120,144)
--------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                        (453,593)
--------------------------------------------------------------------------------  ---------
  Total waivers and reimbursements                                                            (573,737)
-------------------------------------------------------------------------------------------  ---------
    Net expenses                                                                                           45,028
------------------------------------------------------------------------------------------------------  ---------
      Net investment income                                                                               513,871
------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                       (213,222)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                        1,701,368
------------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments and foreign currency                                1,488,146
------------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                  $2,002,017
------------------------------------------------------------------------------------------------------  ---------


(See Notes which are an integral part of the Financial Statements)


World Utility Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED        PERIOD ENDED
                                                                                NOVEMBER 30,       NOVEMBER 30,
                                                                                    1995               1994*
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                           $     513,871      $     175,680
----------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($175,486 net loss and $42,265 net loss, respectively, as computed for
federal tax purposes)                                                                (213,222)           (46,782)
----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and
translation of assets and liabilities in foreign currency                           1,701,368           (391,629)
----------------------------------------------------------------------------  -----------------  -----------------
    Change in net assets resulting from operations                                  2,002,017           (262,731)
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------
  Class A Shares                                                                     (241,857)           (54,743)
----------------------------------------------------------------------------
  Class B Shares                                                                       (3,135)          --
----------------------------------------------------------------------------
  Class C Shares                                                                         (261)          --
----------------------------------------------------------------------------
  Fortress Shares                                                                    (196,003)           (53,926)
----------------------------------------------------------------------------  -----------------  -----------------
    Change in net assets resulting from distributions to shareholders                (441,256)          (108,669)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                                        6,182,954         11,113,812
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                              274,697             57,563
----------------------------------------------------------------------------
Cost of shares redeemed                                                            (1,442,701)        (1,130,566)
----------------------------------------------------------------------------  -----------------  -----------------
    Change in net assets resulting from share transactions                          5,014,950         10,040,809
----------------------------------------------------------------------------  -----------------  -----------------
         Change in net assets                                                       6,575,711          9,669,409
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 9,769,409            100,000
----------------------------------------------------------------------------  -----------------  -----------------
End of period (including undistributed net investment income of $142,202 and
$62,494, respectively)                                                          $  16,345,120      $   9,769,409
----------------------------------------------------------------------------  -----------------  -----------------


* For the period from March 17, 1994 (start of business) to November 30, 1994.

(See Notes which are an integral part of the Financial Statements)


World Utility Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                 YEAR ENDED        PERIOD ENDED
                                                                                NOVEMBER 30,       NOVEMBER 30,
                                                                                    1995              1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $    9.67          $   10.06
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                                0.42               0.24
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                 1.27              (0.46)
----------------------------------------------------------------------------        -------            -------
  Total from investment operations                                                     1.69              (0.22)
----------------------------------------------------------------------------        -------            -------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                            (0.40)             (0.17)
----------------------------------------------------------------------------        -------            -------
NET ASSET VALUE, END OF PERIOD                                                    $   10.96          $    9.67
----------------------------------------------------------------------------        -------            -------
TOTAL RETURN (b)                                                                      17.94%             (3.00%)
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                             0.25%              0.25%*
----------------------------------------------------------------------------
  Net investment income                                                                4.39%              5.10%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     4.78%              4.43%*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $8,875             $4,948
----------------------------------------------------------------------------
  Portfolio turnover                                                                     46    %             7    %
----------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 21, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, March 17, 1994, to April 20, 1994, Class A Shares had no public investment.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) For the periods ended November 30, 1995 and 1994, the Adviser waived all of its investment advisory fee, 1.00% and 1.00%, respectively, and reimbursed other operating expenses, 0.34% and 0.86%, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


World Utility Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                                   PERIOD ENDED
                                                                                                   NOVEMBER 30,
                                                                                                      1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $   10.53
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income                                                                                   0.11
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  and foreign currency                                                                                    0.41
-----------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                        0.52
-----------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                               (0.10)
-----------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                       $   10.95
-----------------------------------------------------------------------------------------------        -------
TOTAL RETURN (b)                                                                                          5.00%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses                                                                                                1.00%*
-----------------------------------------------------------------------------------------------
  Net investment income                                                                                   2.99%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement                                                                            4.78%*(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                               $1,068
-----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                        46    %
-----------------------------------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from July 27, 1995 (date of initial public offering) to November 30, 1995.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) The Adviser waived all of its investment advisory fee, 1.00%, and reimbursed other operating expenses, 0.34%, to comply with certain state expenses limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


World Utility Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                                   PERIOD ENDED
                                                                                                   NOVEMBER 30,
                                                                                                      1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $   10.53
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income                                                                                   0.15
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                                    0.37
-----------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                        0.52
-----------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                               (0.10)
-----------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                       $   10.95
-----------------------------------------------------------------------------------------------        -------
TOTAL RETURN (b)                                                                                          4.92%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses                                                                                                1.00%*
-----------------------------------------------------------------------------------------------
  Net investment income                                                                                   3.03%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement                                                                            4.77%*(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                 $374
-----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                        46    %
-----------------------------------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from July 27, 1995 (date of initial public offering) to November 30, 1995.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) The Adviser waived all of its investment advisory fee, 1.00%, and reimbursed other operating expenses, 0.34%, to comply with certain state expenses limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


World Utility Fund
Financial Highlights--Fortress Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                 YEAR ENDED        PERIOD ENDED
                                                                                NOVEMBER 30,       NOVEMBER 30,
                                                                                    1995              1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $    9.66          $   10.04
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                                0.43               0.21
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                 1.25              (0.43)
----------------------------------------------------------------------------        -------            -------
  Total from investment operations                                                     1.68              (0.22)
----------------------------------------------------------------------------        -------            -------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                            (0.38)             (0.16)
----------------------------------------------------------------------------        -------            -------
NET ASSET VALUE, END OF PERIOD                                                    $   10.96          $    9.66
----------------------------------------------------------------------------        -------            -------
TOTAL RETURN (b)                                                                      17.79%             (3.07%)
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                             0.50%              0.50%*
----------------------------------------------------------------------------
  Net investment income                                                                4.19%              4.59%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     4.78%              4.43%*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $6,028             $4,821
----------------------------------------------------------------------------
  Portfolio turnover                                                                     46    %             7    %
----------------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from April 21, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, March 28, 1994, to April 20, 1994, Fortress Shares had no public investment.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) For the periods ended November 30, 1995 and 1994, the Adviser waived all of its investment advisory fee, 1.00% and 1.00%, respectively, and reimbursed other operating expenses, 0.34% and 0.86%, respectively, to comply with certain state expenses limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

World Utility Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
November 30, 1995

(1) ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, (the "Act") as an open-end, management investment company. The Corporation consists of one diversified portfolio, World Utility Fund (the "Fund").
The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Fortress Shares.

Effective January 31, 1996, the Board of Directors ("Directors") changed the name of the Fund from World Utility Fund to Federated World Utility Fund.

Effective January 31, 1996, Fortress Shares changed its name to Class F Shares.

Two classes of shares of the Fund commenced operations during the fiscal year ended
November 30, 1995:

 EFFECTIVE DATE       NAME OF NEW CLASS(ES)
    07/27/95              Class B Shares
    07/27/95              Class C Shares


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of


World Utility Fund

--------------------------------------------------------------------------------
     the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements:

              INCREASE (DECREASE)
    ACCUMULATED NET         UNDISTRIBUTED NET
  REALIZED GAIN/LOSS        INVESTMENT INCOME
       ($7,093)                  $7,093


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. However, federal taxes may be imposed on the Fund upon the disposition of certain investments in Passive Foreign Investment Companies. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At November 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $217,751, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       2002                 $42,265
       2003                $175,486


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


World Utility Fund

--------------------------------------------------------------------------------

     CONCENTRATION OF CREDIT RISK--The Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     At November 30, 1995, the portfolio was diversified with the following countries:

Argentina              0.7%       Italy                      1.9%
Australia              2.7%       Japan                      7.1%
Great Britain          5.1%       The Netherlands            1.5%
Hong Kong              1.9%       Spain                      3.6%


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued


World Utility Fund

--------------------------------------------------------------------------------
     at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at November 30, 1995 is as follows:

                                                           ACQUISITION       ACQUISITION
SECURITY                                                      DATE               COST
Cointel, Telefonica de Argentina SA, PRIDES                4/15/94-3/17/95    $  232,825
Nacional Financiera, SNC, PRIDES                          12/22/94-11/3/95       396,805
Telekom Malaysia, Conv. Bond                              9/22/94-12/21/94       245,125
Westinghouse Electric Corp., PEPS                         4/15/94-12/21/94       133,250


     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1995, par value shares ($0.001 per share) authorized were as follows:

                                                                                 SHARES OF
                                                                             PAR VALUE CAPITAL
CLASS NAME                                                                   STOCK AUTHORIZED
Class A                                                                          300,000,000
-------------------------------------------------------------------------
Class B                                                                          150,000,000
-------------------------------------------------------------------------
Class C                                                                          150,000,000
-------------------------------------------------------------------------
Fortress                                                                         150,000,000
-------------------------------------------------------------------------  ---------------------
Total capital stock authorized                                                   750,000,000
-------------------------------------------------------------------------  ---------------------



World Utility Fund

--------------------------------------------------------------------------------

Transactions in capital stock were as follows:

                                                             YEAR ENDED                PERIOD ENDED
                                                         NOVEMBER 30, 1995         NOVEMBER 30, 1994(A)
CLASS A SHARES                                          SHARES       AMOUNT       SHARES         AMOUNT
Shares sold                                              366,211  $  3,790,807      603,819  $    6,052,720
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    17,953       180,929        4,034          40,152
----------------------------------------------------
Shares redeemed                                          (86,001)     (884,844)    (106,347)     (1,072,939)
----------------------------------------------------  ----------  ------------  -----------  --------------
     Net change resulting from Class A share
     transactions                                        298,163  $  3,086,892      501,506  $    5,019,933
----------------------------------------------------  ----------  ------------  -----------  --------------


                                                            PERIOD ENDED
                                                        NOVEMBER 30, 1995(B)
CLASS B SHARES                                          SHARES       AMOUNT
Shares sold                                               99,124  $  1,064,086
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                       281         2,996
----------------------------------------------------
Shares redeemed                                           (1,919)      (20,958)
----------------------------------------------------  ----------  ------------
     Net change resulting from Class B share
     transactions                                         97,486  $  1,046,124
----------------------------------------------------  ----------  ------------

                                                            PERIOD ENDED
                                                        NOVEMBER 30, 1995(B)
                   CLASS C SHARES                       SHARES       AMOUNT
Shares sold                                               34,326  $    369,138
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        24           261
----------------------------------------------------
Shares redeemed                                             (217)       (2,322)
----------------------------------------------------  ----------  ------------
     Net change resulting from Class C share
     transactions                                         34,133  $    367,077
----------------------------------------------------  ----------  ------------



World Utility Fund

--------------------------------------------------------------------------------

                                                             YEAR ENDED                PERIOD ENDED
                                                         NOVEMBER 30, 1995         NOVEMBER 30, 1994(C)
FORTRESS SHARES                                         SHARES       AMOUNT       SHARES         AMOUNT
Shares sold                                               95,261  $    958,923      503,245  $    5,061,092
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                     8,964        90,511        1,751          17,411
----------------------------------------------------
Shares redeemed                                          (53,272)     (534,577)      (5,855)        (57,627)
----------------------------------------------------  ----------  ------------  -----------  --------------
     Net change resulting from Fortress share
     transactions                                         50,953       514,857      499,141       5,020,876
----------------------------------------------------  ----------  ------------  -----------  --------------
          Net change resulting from share
            transactions                                 480,735  $  5,014,950    1,000,647  $   10,040,809
----------------------------------------------------  ----------  ------------  -----------  --------------


(a) For the period from March 17, 1994 (start of business) to November 30,
    1994.

(b) For the period from July 26, 1995 (start of business) to November 30, 1995.

(c) For the period from March 28, 1994 (start of business) to November 30,
    1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. Federated Global Research Corp. became the Fund's investment adviser on November 20, 1995. Prior to November 20, 1995, Federated Management served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser waived its fee and reimbursed a portion of other operating expenses to be in compliance with certain state expense limitations. The Adviser may also voluntarily choose to reimburse certain other operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance

World Utility Fund

--------------------------------------------------------------------------------
activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Fortress Shares, respectively. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                                  % OF AVG. DAILY NET
SHARE CLASS NAME                    ASSETS OF CLASS
Class B Shares                          0.75 of 1%
Class C Shares                          0.75 of 1%
Fortress Shares                         0.25 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $75,061 and start-up administrative service expenses of $39,069 were borne initially by the Administrator. The Fund has agreed to reimburse the Administrator for the organizational expenses and start-up administrative expenses during the five year period following the Fund's effective date. For the period ended November 30, 1995, the Fund paid $14,350 and $7,163, respectively, pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
November 30, 1995, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  10,107,168
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   5,316,404
---------------------------------------------------------------------------------------------------  -------------



Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------

To the Directors and Shareholders of
WORLD INVESTMENT SERIES, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of World Utility Fund (a portfolio of World Investment Series, Inc.) as of November 30, 1995, and the related statement of operations for the year then ended and the statement of changes in net assets for the year then ended and the period from March 17, 1994 (start of business) to November 30, 1995, and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of World Utility Fund of World Investment Series, Inc. at November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for the year then ended and the period from March 17, 1994 (start of business) to November 30, 1995, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
January 18, 1996

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President and Secretary
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         J. Crilley Kelly
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[LOGO]

Federated Funds
Where Experts Invest

Federated Securities Corp. is the distributor of the fund.

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 981487309
Cusip 981487408
Cusip 981487101
Cusip 981487200
G00259-06 (1/96)

                       WORLD UTILITY FUND (THE "FUND")
                                   APPENDIX


A. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of a $2,000 investment in the Fund, which is 186 shares. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $2,000 in the Fund, Inc. on April 22, 1994 (start of performance) would have grown to $2,162 on November 30, 1995. The "x" axis reflects computation periods from April 22, 1994 (start of performance) to November 30, 1995. The right margin of the chart reflects the ending value of a hypothetical investment of $2,000 in the Fund measured in increments of $1,000 ranging from $0 to $3,000.

B. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of annual $1,000 investments in the Fund, which is 93 shares. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an annual investment of $1,000 in the Fund for two years starting on April 22, 1994 (start of performance) would have grown to $2,132 on November 30, 1995. The "x" axis reflects computation periods from April 22, 1994 (start of performance) to November 30, 1995. The right margin of the chart reflects the ending value of a hypothetical annual investment of $1,000 for two years in the Fund measured in increments of $500 ranging from $0 to $2,500.
C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. World Utility Fund-Class A Shares are represented by a bold solid line. The Standard & Poor's 500 Index is represented by a bold broken line. The FT-Actuaries World Utilities Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Class A Shares of the Fund, the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The "x" axis reflects computation periods from April 22, 1994 (start of performance) to November 30, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Class A Shares of the Fund as compared to the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The ending values were $10,925, $14,052, and $11,207, respectively.

D. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. World Utility Fund-Class B Shares are represented by a bold solid line. The Standard & Poor's 500 Index is represented by a bold broken line. The FT-Actuaries World Utilities Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Class B Shares of the Fund, the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The "x" axis reflects computation periods from July 27, 1995 (start of performance) to November 30, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Class B Shares of the Fund as compared to the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The ending values were $9,944, $10,844, and $10,487, respectively.

E. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. World Utility Fund-Class C Shares are represented by a bold solid line. The Standard & Poor's 500 Index is represented by a bold broken line. The FT-Actuaries World Utilities Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Class C Shares of the Fund, the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The "x" axis reflects computation periods from July 27, 1995 (start of performance) to November 30, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Class C Shares of the Fund as compared to the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The ending values were $10,387, $10,844, and $10,487, respectively.

F. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. World Utility Fund-Fortress Shares are represented by a bold solid line. The Standard & Poor's 500 Index is represented by a bold broken line. The FT-Actuaries World Utilities Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Fortress Shares of the Fund, the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The "x" axis reflects computation periods from April 22, 1994 (start of performance) to November 30, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in Fortress Shares of the Fund as compared to the Standard & Poor's 500 Index, and the FT-Actuaries World Utilities Index. The ending values were $11,202,